Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO Managed Accounts Trust
Entity Central Index Key	0001098605
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000013020
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series C
Trading Symbol	FXICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Curve positioning in the U.S., namely underweight exposure to the long-end of the curve, contributed to relative performance, as yields rose.

• Long exposure to securitized credit (high-quality collateralized loan obligations, collateralized debt obligations, commercial mortgage-backed securities, asset-backed securities, non-agency residential mortgage-backed securities) contributed to relative performance, as spreads tightened.

• Long exposure to the Turkish lira contributed to relative performance, due to the cash rate differential versus the U.S. dollar.

• Underweight exposure to investment-grade non-financial corporate credit detracted from relative performance, as spreads tightened.

• Curve positioning in the U.K., particularly long exposure to the intermediate section of the curve detracted from relative performance, as yields rose.

• Long exposure to the front-end of the Canada yield curve detracted from relative performance during Q1 2024, as yields rose and cash rates were relatively lower than cash rates in the U.S.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series C	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index	Bloomberg U.S. Intermediate Credit Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,123	$10,210	$10,283	$10,178
2/28/2015	$10,268	$10,114	$10,181	$10,134
3/31/2015	$10,279	$10,161	$10,216	$10,177
4/30/2015	$10,238	$10,124	$10,156	$10,183
5/31/2015	$10,305	$10,100	$10,098	$10,177
6/30/2015	$10,320	$9,990	$9,922	$10,082
7/31/2015	$10,424	$10,059	$9,984	$10,111
8/31/2015	$10,244	$10,045	$9,925	$10,080
9/30/2015	$10,054	$10,113	$9,974	$10,136
10/31/2015	$10,191	$10,114	$10,021	$10,161
11/30/2015	$10,182	$10,088	$9,999	$10,147
12/31/2015	$10,174	$10,055	$9,923	$10,090
1/31/2016	$10,078	$10,193	$9,975	$10,154
2/29/2016	$9,827	$10,266	$10,058	$10,203
3/31/2016	$10,079	$10,360	$10,312	$10,362
4/30/2016	$10,109	$10,400	$10,438	$10,438
5/31/2016	$10,130	$10,402	$10,433	$10,431
6/30/2016	$10,160	$10,589	$10,671	$10,583
7/31/2016	$10,187	$10,656	$10,811	$10,652
8/31/2016	$10,203	$10,644	$10,832	$10,656
9/30/2016	$10,220	$10,638	$10,802	$10,664
10/31/2016	$10,276	$10,556	$10,710	$10,630
11/30/2016	$10,144	$10,307	$10,418	$10,439
12/31/2016	$10,259	$10,321	$10,481	$10,461
1/31/2017	$10,316	$10,341	$10,517	$10,500
2/28/2017	$10,434	$10,411	$10,633	$10,577
3/31/2017	$10,482	$10,405	$10,617	$10,581
4/30/2017	$10,583	$10,486	$10,724	$10,662
5/31/2017	$10,658	$10,567	$10,839	$10,733
6/30/2017	$10,703	$10,556	$10,867	$10,726
7/31/2017	$10,786	$10,601	$10,947	$10,800
8/31/2017	$10,882	$10,696	$11,038	$10,861
9/30/2017	$10,894	$10,645	$11,014	$10,833
10/31/2017	$10,895	$10,652	$11,051	$10,852
11/30/2017	$10,885	$10,638	$11,041	$10,818
12/31/2017	$10,919	$10,687	$11,129	$10,845
1/31/2018	$10,857	$10,564	$11,026	$10,761
2/28/2018	$10,782	$10,464	$10,859	$10,685
3/31/2018	$10,815	$10,531	$10,892	$10,697
4/30/2018	$10,772	$10,452	$10,793	$10,648
5/31/2018	$10,786	$10,527	$10,847	$10,704
6/30/2018	$10,800	$10,514	$10,797	$10,688
7/31/2018	$10,876	$10,516	$10,874	$10,728
8/31/2018	$10,914	$10,584	$10,929	$10,791
9/30/2018	$10,923	$10,516	$10,893	$10,766
10/31/2018	$10,871	$10,433	$10,740	$10,721
11/30/2018	$10,864	$10,495	$10,733	$10,729
12/31/2018	$10,942	$10,688	$10,894	$10,846
1/31/2019	$11,174	$10,801	$11,130	$11,020
2/28/2019	$11,241	$10,795	$11,154	$11,057
3/31/2019	$11,337	$11,003	$11,425	$11,231
4/30/2019	$11,457	$11,005	$11,481	$11,280
5/31/2019	$11,483	$11,201	$11,650	$11,398
6/30/2019	$11,646	$11,341	$11,913	$11,567
7/31/2019	$11,696	$11,366	$11,975	$11,591
8/31/2019	$11,849	$11,661	$12,349	$11,791
9/30/2019	$11,804	$11,599	$12,268	$11,764
10/31/2019	$11,884	$11,634	$12,338	$11,832
11/30/2019	$11,932	$11,628	$12,362	$11,833
12/31/2019	$11,946	$11,620	$12,397	$11,879
1/31/2020	$12,235	$11,843	$12,687	$12,050
2/29/2020	$12,381	$12,056	$12,860	$12,172
3/31/2020	$11,762	$11,985	$12,007	$11,599
4/30/2020	$12,170	$12,198	$12,557	$11,999
5/31/2020	$12,307	$12,255	$12,761	$12,200
6/30/2020	$12,550	$12,332	$12,994	$12,374
7/31/2020	$12,831	$12,517	$13,395	$12,545
8/31/2020	$12,792	$12,416	$13,225	$12,545
9/30/2020	$12,778	$12,409	$13,189	$12,527
10/31/2020	$12,694	$12,353	$13,160	$12,528
11/30/2020	$13,019	$12,475	$13,495	$12,661
12/31/2020	$13,113	$12,492	$13,556	$12,721
1/31/2021	$13,073	$12,402	$13,395	$12,677
2/28/2021	$12,868	$12,223	$13,163	$12,575
3/31/2021	$12,629	$12,071	$12,953	$12,457
4/30/2021	$12,832	$12,166	$13,091	$12,543
5/31/2021	$12,889	$12,206	$13,185	$12,610
6/30/2021	$13,044	$12,291	$13,383	$12,651
7/31/2021	$13,261	$12,429	$13,557	$12,748
8/31/2021	$13,258	$12,405	$13,525	$12,727
9/30/2021	$13,159	$12,298	$13,380	$12,660
10/31/2021	$13,133	$12,294	$13,409	$12,592
11/30/2021	$13,156	$12,331	$13,420	$12,577
12/31/2021	$13,158	$12,299	$13,410	$12,590
1/31/2022	$12,838	$12,034	$12,980	$12,364
2/28/2022	$12,628	$11,900	$12,735	$12,238
3/31/2022	$12,160	$11,569	$12,415	$11,952
4/30/2022	$11,604	$11,130	$11,764	$11,627
5/31/2022	$11,538	$11,202	$11,868	$11,728
6/30/2022	$11,211	$11,026	$11,558	$11,518
7/31/2022	$11,555	$11,296	$11,909	$11,771
8/31/2022	$11,229	$10,977	$11,573	$11,534
9/30/2022	$10,625	$10,502	$10,986	$11,163
10/31/2022	$10,468	$10,366	$10,873	$11,117
11/30/2022	$10,966	$10,748	$11,413	$11,454
12/31/2022	$10,956	$10,699	$11,364	$11,445
1/31/2023	$11,477	$11,028	$11,797	$11,715
2/28/2023	$11,233	$10,743	$11,442	$11,491
3/31/2023	$11,355	$11,016	$11,756	$11,728
4/30/2023	$11,431	$11,083	$11,848	$11,815
5/31/2023	$11,320	$10,962	$11,683	$11,727
6/30/2023	$11,332	$10,923	$11,720	$11,697
7/31/2023	$11,386	$10,915	$11,755	$11,759
8/31/2023	$11,327	$10,846	$11,671	$11,743
9/30/2023	$11,041	$10,570	$11,367	$11,589
10/31/2023	$10,846	$10,403	$11,165	$11,509
11/30/2023	$11,410	$10,874	$11,799	$11,913
12/31/2023	$11,870	$11,291	$12,294	$12,238
1/31/2024	$11,899	$11,260	$12,272	$12,262
2/29/2024	$11,808	$11,101	$12,095	$12,153
3/31/2024	$11,966	$11,203	$12,243	$12,262
4/30/2024	$11,732	$10,920	$11,939	$12,098
5/31/2024	$11,994	$11,105	$12,156	$12,265
6/30/2024	$12,110	$11,210	$12,237	$12,352
7/31/2024	$12,434	$11,472	$12,525	$12,595
8/31/2024	$12,622	$11,637	$12,719	$12,756
9/30/2024	$12,821	$11,793	$12,936	$12,918
10/31/2024	$12,497	$11,500	$12,624	$12,718
11/30/2024	$12,719	$11,622	$12,785	$12,823
12/31/2024	$12,494	$11,432	$12,543	$12,729

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series C	5.26%	0.90%	2.25%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Credit Index	2.03%	0.23%	2.29%
Bloomberg U.S. Intermediate Credit Index	4.01%	1.39%	2.44%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,588,834,000
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	546.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,588,834
# of Portfolio Holdings	589
Portfolio Turnover Rate	546%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.6%
Corporate Bonds & Notes	44.2%
U.S. Treasury Obligations	21.7%
Asset-Backed Securities	13.7%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.1%
Preferred Securities	1.6%
Municipal Bonds & Notes	0.9%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(46.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000133198
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series LD
Trading Symbol	FXIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance as rates dropped over the second and third quarters of 2024.

• Overweight exposure to commercial mortgage-backed securities ("CMBS") contributed to relative performance, as CMBS posted positive returns.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Long exposure to United Kingdom duration, specifically the 5-year part of the curve, detracted from relative performance, as interest rates rose.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• Long exposure to Australian duration, specifically at the 10-year and 12-year part of the curve, detracted from relative performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series LD	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index	50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,019	$10,210	$10,051	$10,114
2/28/2015	$10,159	$10,114	$10,029	$10,082
3/31/2015	$10,176	$10,161	$10,052	$10,115
4/30/2015	$10,229	$10,124	$10,057	$10,120
5/31/2015	$10,307	$10,100	$10,064	$10,121
6/30/2015	$10,338	$9,990	$10,067	$10,075
7/31/2015	$10,364	$10,059	$10,072	$10,092
8/31/2015	$10,315	$10,045	$10,068	$10,074
9/30/2015	$10,277	$10,113	$10,098	$10,117
10/31/2015	$10,374	$10,114	$10,088	$10,125
11/30/2015	$10,411	$10,088	$10,064	$10,106
12/31/2015	$10,405	$10,055	$10,054	$10,072
1/31/2016	$10,322	$10,193	$10,115	$10,135
2/29/2016	$10,220	$10,266	$10,127	$10,165
3/31/2016	$10,319	$10,360	$10,145	$10,254
4/30/2016	$10,419	$10,400	$10,148	$10,293
5/31/2016	$10,519	$10,402	$10,137	$10,284
6/30/2016	$10,497	$10,589	$10,198	$10,389
7/31/2016	$10,615	$10,656	$10,192	$10,421
8/31/2016	$10,688	$10,644	$10,175	$10,414
9/30/2016	$10,738	$10,638	$10,187	$10,424
10/31/2016	$10,826	$10,556	$10,180	$10,404
11/30/2016	$10,780	$10,307	$10,140	$10,289
12/31/2016	$10,839	$10,321	$10,143	$10,302
1/31/2017	$10,872	$10,341	$10,156	$10,328
2/28/2017	$10,923	$10,411	$10,166	$10,371
3/31/2017	$10,978	$10,405	$10,169	$10,374
4/30/2017	$11,015	$10,486	$10,184	$10,421
5/31/2017	$11,032	$10,567	$10,195	$10,462
6/30/2017	$11,119	$10,556	$10,187	$10,455
7/31/2017	$11,132	$10,601	$10,209	$10,501
8/31/2017	$11,124	$10,696	$10,228	$10,541
9/30/2017	$11,214	$10,645	$10,211	$10,519
10/31/2017	$11,282	$10,652	$10,205	$10,525
11/30/2017	$11,297	$10,638	$10,185	$10,498
12/31/2017	$11,233	$10,687	$10,186	$10,512
1/31/2018	$11,246	$10,564	$10,157	$10,456
2/28/2018	$11,286	$10,464	$10,153	$10,417
3/31/2018	$11,226	$10,531	$10,173	$10,433
4/30/2018	$11,293	$10,452	$10,157	$10,401
5/31/2018	$11,294	$10,527	$10,194	$10,447
6/30/2018	$11,328	$10,514	$10,195	$10,440
7/31/2018	$11,382	$10,516	$10,195	$10,459
8/31/2018	$11,393	$10,584	$10,227	$10,507
9/30/2018	$11,481	$10,516	$10,215	$10,488
10/31/2018	$11,511	$10,433	$10,231	$10,474
11/30/2018	$11,424	$10,495	$10,266	$10,496
12/31/2018	$11,354	$10,688	$10,347	$10,595
1/31/2019	$11,418	$10,801	$10,375	$10,694
2/28/2019	$11,560	$10,795	$10,385	$10,718
3/31/2019	$11,556	$11,003	$10,449	$10,835
4/30/2019	$11,664	$11,005	$10,470	$10,870
5/31/2019	$11,602	$11,201	$10,544	$10,965
6/30/2019	$11,620	$11,341	$10,599	$11,075
7/31/2019	$11,669	$11,366	$10,587	$11,080
8/31/2019	$11,666	$11,661	$10,672	$11,220
9/30/2019	$11,701	$11,599	$10,660	$11,201
10/31/2019	$11,746	$11,634	$10,695	$11,252
11/30/2019	$11,768	$11,628	$10,692	$11,250
12/31/2019	$11,791	$11,620	$10,715	$11,284
1/31/2020	$11,964	$11,843	$10,773	$11,396
2/29/2020	$12,084	$12,056	$10,866	$11,503
3/31/2020	$11,335	$11,985	$11,015	$11,312
4/30/2020	$11,682	$12,198	$11,020	$11,509
5/31/2020	$11,839	$12,255	$11,027	$11,609
6/30/2020	$12,137	$12,332	$11,030	$11,693
7/31/2020	$12,222	$12,517	$11,041	$11,780
8/31/2020	$12,290	$12,416	$11,039	$11,778
9/30/2020	$12,359	$12,409	$11,042	$11,772
10/31/2020	$12,490	$12,353	$11,037	$11,770
11/30/2020	$12,436	$12,475	$11,042	$11,835
12/31/2020	$12,531	$12,492	$11,047	$11,865
1/31/2021	$12,631	$12,402	$11,049	$11,846
2/28/2021	$12,649	$12,223	$11,040	$11,793
3/31/2021	$12,667	$12,071	$11,042	$11,739
4/30/2021	$12,687	$12,166	$11,047	$11,782
5/31/2021	$12,701	$12,206	$11,055	$11,818
6/30/2021	$12,676	$12,291	$11,038	$11,829
7/31/2021	$12,689	$12,429	$11,057	$11,884
8/31/2021	$12,711	$12,405	$11,056	$11,874
9/30/2021	$12,763	$12,298	$11,045	$11,837
10/31/2021	$12,643	$12,294	$11,011	$11,787
11/30/2021	$12,604	$12,331	$11,013	$11,779
12/31/2021	$12,579	$12,299	$10,986	$11,772
1/31/2022	$12,481	$12,034	$10,914	$11,627
2/28/2022	$12,337	$11,900	$10,873	$11,545
3/31/2022	$12,120	$11,569	$10,728	$11,332
4/30/2022	$12,185	$11,130	$10,677	$11,153
5/31/2022	$12,173	$11,202	$10,736	$11,233
6/30/2022	$12,006	$11,026	$10,674	$11,097
7/31/2022	$11,951	$11,296	$10,710	$11,242
8/31/2022	$12,004	$10,977	$10,633	$11,086
9/30/2022	$11,943	$10,502	$10,508	$10,845
10/31/2022	$11,814	$10,366	$10,497	$10,817
11/30/2022	$11,736	$10,748	$10,563	$11,015
12/31/2022	$11,883	$10,699	$10,585	$11,022
1/31/2023	$11,911	$11,028	$10,658	$11,190
2/28/2023	$11,980	$10,743	$10,581	$11,043
3/31/2023	$11,982	$11,016	$10,749	$11,244
4/30/2023	$12,050	$11,083	$10,777	$11,301
5/31/2023	$12,067	$10,962	$10,740	$11,239
6/30/2023	$12,020	$10,923	$10,688	$11,198
7/31/2023	$12,143	$10,915	$10,726	$11,247
8/31/2023	$12,243	$10,846	$10,768	$11,262
9/30/2023	$12,360	$10,570	$10,767	$11,187
10/31/2023	$12,490	$10,403	$10,804	$11,167
11/30/2023	$12,510	$10,874	$10,913	$11,420
12/31/2023	$12,605	$11,291	$11,035	$11,640
1/31/2024	$12,710	$11,260	$11,078	$11,673
2/29/2024	$12,728	$11,101	$11,032	$11,598
3/31/2024	$12,794	$11,203	$11,068	$11,669
4/30/2024	$12,818	$10,920	$11,032	$11,572
5/31/2024	$12,871	$11,105	$11,108	$11,691
6/30/2024	$12,949	$11,210	$11,172	$11,766
7/31/2024	$13,073	$11,472	$11,300	$11,950
8/31/2024	$13,169	$11,637	$11,401	$12,080
9/30/2024	$13,261	$11,793	$11,493	$12,205
10/31/2024	$13,253	$11,500	$11,426	$12,074
11/30/2024	$13,290	$11,622	$11,459	$12,142
12/31/2024	$13,463	$11,432	$11,486	$12,112

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series LD	6.81%	2.69%	3.02%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.08%	1.40%	1.40%
50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index	4.05%	1.43%	1.93%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 50,640,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	414.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$50,640
# of Portfolio Holdings	209
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	36.7%
Asset-Backed Securities	28.9%
U.S. Government Agencies	27.6%
Non-Agency Mortgage-Backed Securities	24.7%
Sovereign Issues	4.5%
U.S. Treasury Obligations	2.8%
Affiliated Investments	2.9%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(28.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.95% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.95% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000013019
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series M
Trading Symbol	FXIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Curve positioning in the U.S., namely overweight exposure to the front end of the curve and underweight exposure to the long-end of the curve, contributed to relative performance, as yields at the front end of the curve fell and yields at the long-end rose.

• Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), commercial MBS, and high-quality collateralized loan obligations and collateralized debt obligations, contributed to relative performance, as spreads tightened.

• Long exposure to the Turkish lira contributed to relative performance, due to the cash rate differential versus the U.S. dollar.

• Underweight exposure to investment-grade non-financial corporate credit, particularly in the fourth quarter of 2024, detracted from relative performance, as spreads tightened.

• Long exposure to the South African rand detracted from relative performance, as it depreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series M	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index	Bloomberg U.S. MBS Fixed-Rate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,374	$10,210	$10,283	$10,085
2/28/2015	$10,234	$10,114	$10,181	$10,069
3/31/2015	$10,326	$10,161	$10,216	$10,106
4/30/2015	$10,235	$10,124	$10,156	$10,110
5/31/2015	$10,144	$10,100	$10,098	$10,108
6/30/2015	$9,902	$9,990	$9,922	$10,030
7/31/2015	$10,111	$10,059	$9,984	$10,094
8/31/2015	$9,990	$10,045	$9,925	$10,102
9/30/2015	$9,920	$10,113	$9,974	$10,161
10/31/2015	$10,062	$10,114	$10,021	$10,168
11/30/2015	$10,074	$10,088	$9,999	$10,155
12/31/2015	$10,055	$10,055	$9,923	$10,151
1/31/2016	$10,161	$10,193	$9,975	$10,283
2/29/2016	$10,231	$10,266	$10,058	$10,322
3/31/2016	$10,438	$10,360	$10,312	$10,352
4/30/2016	$10,584	$10,400	$10,438	$10,369
5/31/2016	$10,740	$10,402	$10,433	$10,383
6/30/2016	$11,051	$10,589	$10,671	$10,467
7/31/2016	$11,376	$10,656	$10,811	$10,489
8/31/2016	$11,407	$10,644	$10,832	$10,501
9/30/2016	$11,438	$10,638	$10,802	$10,530
10/31/2016	$11,328	$10,556	$10,710	$10,502
11/30/2016	$10,873	$10,307	$10,418	$10,322
12/31/2016	$10,938	$10,321	$10,481	$10,321
1/31/2017	$11,028	$10,341	$10,517	$10,318
2/28/2017	$11,206	$10,411	$10,633	$10,367
3/31/2017	$11,264	$10,405	$10,617	$10,370
4/30/2017	$11,406	$10,486	$10,724	$10,438
5/31/2017	$11,582	$10,567	$10,839	$10,503
6/30/2017	$11,605	$10,556	$10,867	$10,461
7/31/2017	$11,737	$10,601	$10,947	$10,508
8/31/2017	$11,951	$10,696	$11,038	$10,585
9/30/2017	$11,942	$10,645	$11,014	$10,561
10/31/2017	$11,943	$10,652	$11,051	$10,558
11/30/2017	$11,935	$10,638	$11,041	$10,542
12/31/2017	$11,987	$10,687	$11,129	$10,577
1/31/2018	$11,872	$10,564	$11,026	$10,453
2/28/2018	$11,825	$10,464	$10,859	$10,384
3/31/2018	$11,923	$10,531	$10,892	$10,451
4/30/2018	$11,852	$10,452	$10,793	$10,398
5/31/2018	$11,949	$10,527	$10,847	$10,471
6/30/2018	$11,977	$10,514	$10,797	$10,476
7/31/2018	$12,016	$10,516	$10,874	$10,465
8/31/2018	$12,094	$10,584	$10,929	$10,528
9/30/2018	$12,093	$10,516	$10,893	$10,464
10/31/2018	$12,050	$10,433	$10,740	$10,398
11/30/2018	$12,046	$10,495	$10,733	$10,491
12/31/2018	$12,254	$10,688	$10,894	$10,682
1/31/2019	$12,401	$10,801	$11,130	$10,766
2/28/2019	$12,463	$10,795	$11,154	$10,757
3/31/2019	$12,607	$11,003	$11,425	$10,913
4/30/2019	$12,716	$11,005	$11,481	$10,907
5/31/2019	$12,843	$11,201	$11,650	$11,048
6/30/2019	$12,965	$11,341	$11,913	$11,127
7/31/2019	$13,047	$11,366	$11,975	$11,172
8/31/2019	$13,228	$11,661	$12,349	$11,272
9/30/2019	$13,206	$11,599	$12,268	$11,280
10/31/2019	$13,261	$11,634	$12,338	$11,320
11/30/2019	$13,279	$11,628	$12,362	$11,329
12/31/2019	$13,284	$11,620	$12,397	$11,360
1/31/2020	$13,541	$11,843	$12,687	$11,440
2/29/2020	$13,717	$12,056	$12,860	$11,558
3/31/2020	$12,767	$11,985	$12,007	$11,680
4/30/2020	$13,233	$12,198	$12,557	$11,755
5/31/2020	$13,473	$12,255	$12,761	$11,769
6/30/2020	$13,780	$12,332	$12,994	$11,758
7/31/2020	$14,076	$12,517	$13,395	$11,779
8/31/2020	$14,136	$12,416	$13,225	$11,784
9/30/2020	$14,198	$12,409	$13,189	$11,771
10/31/2020	$14,132	$12,353	$13,160	$11,766
11/30/2020	$14,361	$12,475	$13,495	$11,775
12/31/2020	$14,495	$12,492	$13,556	$11,800
1/31/2021	$14,484	$12,402	$13,395	$11,809
2/28/2021	$14,395	$12,223	$13,163	$11,730
3/31/2021	$14,281	$12,071	$12,953	$11,670
4/30/2021	$14,429	$12,166	$13,091	$11,735
5/31/2021	$14,506	$12,206	$13,185	$11,714
6/30/2021	$14,644	$12,291	$13,383	$11,709
7/31/2021	$14,795	$12,429	$13,557	$11,782
8/31/2021	$14,807	$12,405	$13,525	$11,763
9/30/2021	$14,736	$12,298	$13,380	$11,721
10/31/2021	$14,638	$12,294	$13,409	$11,698
11/30/2021	$14,693	$12,331	$13,420	$11,687
12/31/2021	$14,705	$12,299	$13,410	$11,677
1/31/2022	$14,445	$12,034	$12,980	$11,504
2/28/2022	$14,269	$11,900	$12,735	$11,393
3/31/2022	$13,807	$11,569	$12,415	$11,096
4/30/2022	$13,285	$11,130	$11,764	$10,707
5/31/2022	$13,251	$11,202	$11,868	$10,825
6/30/2022	$12,942	$11,026	$11,558	$10,652
7/31/2022	$13,244	$11,296	$11,909	$10,994
8/31/2022	$12,923	$10,977	$11,573	$10,618
9/30/2022	$12,412	$10,502	$10,986	$10,082
10/31/2022	$12,233	$10,366	$10,873	$9,938
11/30/2022	$12,511	$10,748	$11,413	$10,343
12/31/2022	$12,501	$10,699	$11,364	$10,298
1/31/2023	$12,860	$11,028	$11,797	$10,637
2/28/2023	$12,778	$10,743	$11,442	$10,356
3/31/2023	$12,825	$11,016	$11,756	$10,558
4/30/2023	$12,925	$11,083	$11,848	$10,613
5/31/2023	$12,955	$10,962	$11,683	$10,535
6/30/2023	$12,958	$10,923	$11,720	$10,490
7/31/2023	$13,017	$10,915	$11,755	$10,482
8/31/2023	$13,006	$10,846	$11,671	$10,396
9/30/2023	$12,747	$10,570	$11,367	$10,065
10/31/2023	$12,500	$10,403	$11,165	$9,857
11/30/2023	$13,083	$10,874	$11,799	$10,370
12/31/2023	$13,625	$11,291	$12,294	$10,817
1/31/2024	$13,674	$11,260	$12,272	$10,767
2/29/2024	$13,596	$11,101	$12,095	$10,592
3/31/2024	$13,778	$11,203	$12,243	$10,704
4/30/2024	$13,478	$10,920	$11,939	$10,381
5/31/2024	$13,733	$11,105	$12,156	$10,588
6/30/2024	$13,910	$11,210	$12,237	$10,712
7/31/2024	$14,275	$11,472	$12,525	$10,994
8/31/2024	$14,513	$11,637	$12,719	$11,172
9/30/2024	$14,692	$11,793	$12,936	$11,304
10/31/2024	$14,432	$11,500	$12,624	$10,984
11/30/2024	$14,683	$11,622	$12,785	$11,131
12/31/2024	$14,451	$11,432	$12,543	$10,947

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series M	6.06%	1.70%	3.75%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Credit Index	2.03%	0.23%	2.29%
Bloomberg U.S. MBS Fixed-Rate Index	1.20%	(0.74%)	0.91%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,592,323,000
Holdings Count | Holding	1,071
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	576.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,592,323
# of Portfolio Holdings	1,071
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.7%
Corporate Bonds & Notes	32.3%
Asset-Backed Securities	31.5%
Non-Agency Mortgage-Backed Securities	15.7%
U.S. Treasury Obligations	9.2%
Preferred Securities	0.9%
Municipal Bonds & Notes	0.9%
Sovereign Issues	0.7%
Loan Participations and Assignments	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(44.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000013021
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series R
Trading Symbol	FXIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$435	4.30%

Expenses Paid, Amount	$ 435
Expense Ratio, Percent	4.30%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance as U.S. BEI rose.

• Duration strategies in Europe, including short overall exposure to eurozone duration as well as a preference for long Italian versus short French duration, contributed to relative performance, as eurozone rates broadly rose and the spread between Italian and French yields narrowed.

• Exposure to securitized assets, including collateralized loan obligations and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

• Long exposure to U.K. interest rates, particularly in the fourth quarter of 2024, detracted from relative performance, as U.K. interest rates broadly moved higher.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,308	$10,210	$10,315	$10,404
2/28/2015	$10,308	$10,114	$10,191	$10,246
3/31/2015	$10,174	$10,161	$10,142	$10,200
4/30/2015	$10,215	$10,124	$10,217	$10,292
5/31/2015	$10,109	$10,100	$10,133	$10,209
6/30/2015	$10,026	$9,990	$10,034	$10,098
7/31/2015	$10,083	$10,059	$10,055	$10,108
8/31/2015	$9,881	$10,045	$9,978	$10,035
9/30/2015	$9,724	$10,113	$9,920	$9,979
10/31/2015	$9,826	$10,114	$9,945	$9,990
11/30/2015	$9,759	$10,088	$9,935	$9,989
12/31/2015	$9,653	$10,055	$9,856	$9,900
1/31/2016	$9,674	$10,193	$10,003	$10,079
2/29/2016	$9,588	$10,266	$10,114	$10,244
3/31/2016	$9,944	$10,360	$10,296	$10,408
4/30/2016	$10,065	$10,400	$10,331	$10,460
5/31/2016	$9,973	$10,402	$10,258	$10,365
6/30/2016	$10,172	$10,589	$10,471	$10,589
7/31/2016	$10,299	$10,656	$10,562	$10,661
8/31/2016	$10,275	$10,644	$10,515	$10,588
9/30/2016	$10,389	$10,638	$10,572	$10,670
10/31/2016	$10,351	$10,556	$10,530	$10,620
11/30/2016	$10,164	$10,307	$10,328	$10,371
12/31/2016	$10,202	$10,321	$10,318	$10,351
1/31/2017	$10,326	$10,341	$10,405	$10,445
2/28/2017	$10,399	$10,411	$10,454	$10,502
3/31/2017	$10,426	$10,405	$10,448	$10,493
4/30/2017	$10,461	$10,486	$10,510	$10,588
5/31/2017	$10,476	$10,567	$10,505	$10,591
6/30/2017	$10,378	$10,556	$10,406	$10,469
7/31/2017	$10,455	$10,601	$10,452	$10,544
8/31/2017	$10,579	$10,696	$10,563	$10,668
9/30/2017	$10,536	$10,645	$10,496	$10,567
10/31/2017	$10,582	$10,652	$10,518	$10,588
11/30/2017	$10,610	$10,638	$10,532	$10,600
12/31/2017	$10,728	$10,687	$10,628	$10,695
1/31/2018	$10,657	$10,564	$10,537	$10,568
2/28/2018	$10,535	$10,464	$10,435	$10,458
3/31/2018	$10,643	$10,531	$10,544	$10,581
4/30/2018	$10,637	$10,452	$10,538	$10,563
5/31/2018	$10,629	$10,527	$10,583	$10,617
6/30/2018	$10,725	$10,514	$10,625	$10,665
7/31/2018	$10,710	$10,516	$10,574	$10,597
8/31/2018	$10,740	$10,584	$10,651	$10,690
9/30/2018	$10,631	$10,516	$10,538	$10,557
10/31/2018	$10,396	$10,433	$10,387	$10,423
11/30/2018	$10,419	$10,495	$10,437	$10,492
12/31/2018	$10,458	$10,688	$10,494	$10,553
1/31/2019	$10,723	$10,801	$10,635	$10,736
2/28/2019	$10,728	$10,795	$10,634	$10,734
3/31/2019	$10,998	$11,003	$10,829	$10,965
4/30/2019	$11,031	$11,005	$10,865	$11,002
5/31/2019	$11,246	$11,201	$11,045	$11,206
6/30/2019	$11,325	$11,341	$11,139	$11,342
7/31/2019	$11,372	$11,366	$11,179	$11,384
8/31/2019	$11,578	$11,661	$11,445	$11,658
9/30/2019	$11,463	$11,599	$11,289	$11,466
10/31/2019	$11,472	$11,634	$11,318	$11,508
11/30/2019	$11,521	$11,628	$11,335	$11,494
12/31/2019	$11,619	$11,620	$11,378	$11,553
1/31/2020	$11,953	$11,843	$11,617	$11,830
2/29/2020	$12,065	$12,056	$11,778	$11,989
3/31/2020	$11,755	$11,985	$11,571	$11,792
4/30/2020	$12,273	$12,198	$11,893	$12,142
5/31/2020	$12,361	$12,255	$11,929	$12,189
6/30/2020	$12,597	$12,332	$12,062	$12,349
7/31/2020	$13,046	$12,517	$12,339	$12,628
8/31/2020	$13,208	$12,416	$12,474	$12,836
9/30/2020	$13,143	$12,409	$12,428	$12,777
10/31/2020	$13,056	$12,353	$12,347	$12,683
11/30/2020	$13,307	$12,475	$12,486	$12,798
12/31/2020	$13,546	$12,492	$12,629	$12,970
1/31/2021	$13,634	$12,402	$12,671	$13,036
2/28/2021	$13,280	$12,223	$12,467	$12,699
3/31/2021	$13,246	$12,071	$12,443	$12,711
4/30/2021	$13,507	$12,166	$12,617	$12,944
5/31/2021	$13,714	$12,206	$12,770	$13,083
6/30/2021	$13,816	$12,291	$12,847	$13,165
7/31/2021	$14,302	$12,429	$13,190	$13,616
8/31/2021	$14,261	$12,405	$13,167	$13,587
9/30/2021	$14,090	$12,298	$13,073	$13,428
10/31/2021	$14,203	$12,294	$13,221	$13,579
11/30/2021	$14,353	$12,331	$13,339	$13,689
12/31/2021	$14,519	$12,299	$13,381	$13,776
1/31/2022	$14,036	$12,034	$13,111	$13,459
2/28/2022	$14,110	$11,900	$13,223	$13,586
3/31/2022	$13,893	$11,569	$12,977	$13,370
4/30/2022	$13,437	$11,130	$12,712	$12,951
5/31/2022	$13,196	$11,202	$12,585	$12,844
6/30/2022	$12,581	$11,026	$12,187	$12,376
7/31/2022	$13,383	$11,296	$12,718	$13,098
8/31/2022	$12,879	$10,977	$12,380	$12,684
9/30/2022	$11,546	$10,502	$11,560	$11,601
10/31/2022	$11,808	$10,366	$11,704	$11,731
11/30/2022	$12,158	$10,748	$11,918	$12,037
12/31/2022	$12,008	$10,699	$11,796	$11,850
1/31/2023	$12,295	$11,028	$12,012	$12,167
2/28/2023	$12,008	$10,743	$11,848	$11,883
3/31/2023	$12,431	$11,016	$12,190	$12,371
4/30/2023	$12,442	$11,083	$12,203	$12,374
5/31/2023	$12,201	$10,962	$12,057	$12,177
6/30/2023	$12,163	$10,923	$12,017	$12,085
7/31/2023	$12,208	$10,915	$12,032	$12,111
8/31/2023	$11,991	$10,846	$11,924	$11,913
9/30/2023	$11,676	$10,570	$11,704	$11,606
10/31/2023	$11,531	$10,403	$11,620	$11,468
11/30/2023	$12,003	$10,874	$11,934	$11,857
12/31/2023	$12,374	$11,291	$12,256	$12,248
1/31/2024	$12,467	$11,260	$12,277	$12,316
2/29/2024	$12,297	$11,101	$12,146	$12,104
3/31/2024	$12,405	$11,203	$12,246	$12,213
4/30/2024	$12,099	$10,920	$12,039	$11,941
5/31/2024	$12,412	$11,105	$12,246	$12,176
6/30/2024	$12,512	$11,210	$12,342	$12,293
7/31/2024	$12,878	$11,472	$12,562	$12,576
8/31/2024	$13,020	$11,637	$12,661	$12,680
9/30/2024	$13,260	$11,793	$12,851	$12,889
10/31/2024	$12,866	$11,500	$12,620	$12,556
11/30/2024	$12,987	$11,622	$12,681	$12,622
12/31/2024	$12,666	$11,432	$12,481	$12,354

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series R	2.35%	1.74%	2.39%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%
ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index	0.86%	1.35%	2.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 145,985,000
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$145,985
# of Portfolio Holdings	267
Portfolio Turnover Rate	278%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	143.2%
U.S. Government Agencies	41.6%
Sovereign Issues	15.6%
Asset-Backed Securities	5.7%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	1.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(109.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.99% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.99% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000114641
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series TE
Trading Symbol	FXIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• A tactical allocation to taxable municipals contributed to performance, as taxable municipals outperformed the broader municipal market.

• Underweight exposure to the tobacco sector contributed to performance, as the sector underperformed the Bloomberg High Yield Municipal Bond Index.

• Underweight exposure to a select duration position contributed to performance, as yields broadly rose over the reporting period.

• Underweight exposure to the healthcare sector detracted from relative performance as the sector outperformed the Bloomberg High Yield Municipal Bond Index.

• Security selection within the education sector detracted from performance.

• Security selection within the industrial revenue sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series TE	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index	50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
12/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,001	$10,177	$10,179	$10,190	$10,019
2/28/2015	$9,991	$10,072	$10,138	$10,111	$10,022
3/31/2015	$10,001	$10,101	$10,111	$10,119	$10,023
4/30/2015	$10,001	$10,048	$10,070	$10,068	$10,023
5/31/2015	$10,002	$10,021	$10,183	$10,108	$10,022
6/30/2015	$10,076	$10,011	$9,808	$9,911	$10,022
7/31/2015	$10,081	$10,084	$9,755	$9,921	$10,036
8/31/2015	$10,107	$10,104	$9,795	$9,957	$10,053
9/30/2015	$10,198	$10,177	$10,003	$10,109	$10,065
10/31/2015	$10,278	$10,217	$10,125	$10,192	$10,075
11/30/2015	$10,379	$10,258	$10,165	$10,232	$10,063
12/31/2015	$10,517	$10,330	$10,181	$10,281	$10,061
1/31/2016	$10,586	$10,453	$10,239	$10,387	$10,092
2/29/2016	$10,582	$10,470	$10,351	$10,449	$10,108
3/31/2016	$10,650	$10,503	$10,460	$10,519	$10,093
4/30/2016	$10,751	$10,580	$10,524	$10,594	$10,105
5/31/2016	$10,778	$10,609	$10,662	$10,665	$10,110
6/30/2016	$10,988	$10,778	$10,994	$10,920	$10,127
7/31/2016	$10,984	$10,784	$11,066	$10,960	$10,145
8/31/2016	$11,045	$10,799	$11,106	$10,985	$10,130
9/30/2016	$11,022	$10,745	$11,135	$10,984	$10,108
10/31/2016	$10,877	$10,632	$10,997	$10,849	$10,115
11/30/2016	$10,464	$10,236	$10,343	$10,283	$10,071
12/31/2016	$10,559	$10,356	$10,485	$10,428	$10,091
1/31/2017	$10,640	$10,424	$10,633	$10,540	$10,128
2/28/2017	$10,716	$10,496	$10,886	$10,702	$10,161
3/31/2017	$10,772	$10,519	$10,911	$10,732	$10,161
4/30/2017	$10,891	$10,596	$10,985	$10,820	$10,177
5/31/2017	$11,078	$10,764	$11,153	$10,999	$10,196
6/30/2017	$11,092	$10,725	$11,128	$10,965	$10,188
7/31/2017	$11,212	$10,812	$11,201	$11,052	$10,212
8/31/2017	$11,356	$10,894	$11,356	$11,168	$10,235
9/30/2017	$11,335	$10,839	$11,295	$11,106	$10,223
10/31/2017	$11,378	$10,865	$11,326	$11,133	$10,224
11/30/2017	$11,344	$10,807	$11,354	$11,098	$10,178
12/31/2017	$11,468	$10,920	$11,502	$11,236	$10,184
1/31/2018	$11,389	$10,791	$11,394	$11,098	$10,213
2/28/2018	$11,333	$10,759	$11,402	$11,078	$10,230
3/31/2018	$11,346	$10,799	$11,569	$11,178	$10,223
4/30/2018	$11,346	$10,760	$11,621	$11,191	$10,213
5/31/2018	$11,494	$10,884	$11,864	$11,367	$10,247
6/30/2018	$11,519	$10,893	$11,923	$11,399	$10,283
7/31/2018	$11,577	$10,919	$11,965	$11,441	$10,305
8/31/2018	$11,594	$10,947	$12,061	$11,505	$10,301
9/30/2018	$11,546	$10,876	$12,013	$11,446	$10,281
10/31/2018	$11,456	$10,809	$11,863	$11,341	$10,290
11/30/2018	$11,508	$10,929	$11,946	$11,455	$10,323
12/31/2018	$11,580	$11,060	$12,049	$11,582	$10,361
1/31/2019	$11,663	$11,144	$12,130	$11,684	$10,394
2/28/2019	$11,760	$11,203	$12,195	$11,748	$10,417
3/31/2019	$11,939	$11,380	$12,510	$11,986	$10,446
4/30/2019	$11,988	$11,423	$12,581	$12,036	$10,453
5/31/2019	$12,182	$11,581	$12,785	$12,224	$10,492
6/30/2019	$12,228	$11,623	$12,852	$12,278	$10,525
7/31/2019	$12,311	$11,717	$12,932	$12,370	$10,559
8/31/2019	$12,516	$11,902	$13,243	$12,614	$10,574
9/30/2019	$12,456	$11,806	$13,216	$12,540	$10,552
10/31/2019	$12,481	$11,828	$13,245	$12,562	$10,582
11/30/2019	$12,519	$11,857	$13,296	$12,602	$10,601
12/31/2019	$12,555	$11,893	$13,335	$12,646	$10,617
1/31/2020	$12,774	$12,107	$13,664	$12,924	$10,654
2/29/2020	$12,980	$12,263	$13,952	$13,136	$10,676
3/31/2020	$12,369	$11,818	$12,418	$12,189	$10,622
4/30/2020	$12,210	$11,670	$11,999	$11,921	$10,647
5/31/2020	$12,602	$12,041	$12,489	$12,360	$10,752
6/30/2020	$12,897	$12,140	$12,983	$12,644	$10,752
7/31/2020	$13,146	$12,345	$13,336	$12,928	$10,779
8/31/2020	$13,094	$12,287	$13,371	$12,910	$10,781
9/30/2020	$13,045	$12,290	$13,384	$12,919	$10,789
10/31/2020	$13,020	$12,253	$13,408	$12,911	$10,780
11/30/2020	$13,280	$12,438	$13,730	$13,162	$10,794
12/31/2020	$13,458	$12,513	$13,987	$13,325	$10,803
1/31/2021	$13,592	$12,593	$14,279	$13,502	$10,821
2/28/2021	$13,380	$12,393	$14,130	$13,317	$10,817
3/31/2021	$13,457	$12,469	$14,283	$13,427	$10,825
4/30/2021	$13,587	$12,574	$14,492	$13,578	$10,833
5/31/2021	$13,661	$12,611	$14,658	$13,667	$10,837
6/30/2021	$13,737	$12,646	$14,844	$13,767	$10,836
7/31/2021	$13,841	$12,751	$15,022	$13,915	$10,850
8/31/2021	$13,801	$12,704	$14,999	$13,885	$10,848
9/30/2021	$13,724	$12,613	$14,901	$13,783	$10,837
10/31/2021	$13,699	$12,576	$14,840	$13,727	$10,834
11/30/2021	$13,829	$12,683	$15,035	$13,867	$10,837
12/31/2021	$13,867	$12,703	$15,074	$13,900	$10,836
1/31/2022	$13,527	$12,355	$14,652	$13,505	$10,765
2/28/2022	$13,423	$12,311	$14,618	$13,468	$10,751
3/31/2022	$13,047	$11,912	$14,090	$13,014	$10,661
4/30/2022	$12,702	$11,583	$13,589	$12,610	$10,619
5/31/2022	$12,850	$11,755	$13,739	$12,780	$10,699
6/30/2022	$12,540	$11,562	$13,300	$12,507	$10,702
7/31/2022	$12,941	$11,868	$13,796	$12,924	$10,760
8/31/2022	$12,669	$11,608	$13,489	$12,662	$10,675
9/30/2022	$12,120	$11,162	$12,658	$12,047	$10,583
10/31/2022	$11,964	$11,069	$12,399	$11,891	$10,597
11/30/2022	$12,508	$11,587	$13,120	$12,486	$10,719
12/31/2022	$12,493	$11,620	$13,099	$12,528	$10,714
1/31/2023	$12,903	$11,954	$13,681	$12,975	$10,804
2/28/2023	$12,626	$11,684	$13,251	$12,642	$10,712
3/31/2023	$12,816	$11,943	$13,457	$12,872	$10,827
4/30/2023	$12,945	$11,916	$13,535	$12,895	$10,796
5/31/2023	$12,914	$11,812	$13,441	$12,779	$10,784
6/30/2023	$13,107	$11,931	$13,680	$12,941	$10,835
7/31/2023	$13,156	$11,978	$13,769	$13,012	$10,859
8/31/2023	$13,043	$11,805	$13,560	$12,825	$10,871
9/30/2023	$12,722	$11,459	$13,099	$12,430	$10,826
10/31/2023	$12,523	$11,362	$12,889	$12,293	$10,855
11/30/2023	$13,323	$12,083	$13,888	$13,118	$11,013
12/31/2023	$13,710	$12,364	$14,305	$13,467	$11,077
1/31/2024	$13,808	$12,301	$14,239	$13,402	$11,073
2/29/2024	$13,962	$12,317	$14,351	$13,458	$11,091
3/31/2024	$14,021	$12,316	$14,521	$13,532	$11,090
4/30/2024	$13,880	$12,164	$14,432	$13,399	$11,091
5/31/2024	$13,985	$12,128	$14,542	$13,371	$11,118
6/30/2024	$14,198	$12,314	$14,897	$13,635	$11,181
7/31/2024	$14,371	$12,426	$15,061	$13,765	$11,254
8/31/2024	$14,490	$12,524	$15,238	$13,909	$11,328
9/30/2024	$14,677	$12,648	$15,375	$14,034	$11,364
10/31/2024	$14,469	$12,464	$15,141	$13,811	$11,335
11/30/2024	$14,706	$12,679	$15,467	$14,064	$11,380
12/31/2024	$14,469	$12,494	$15,209	$13,865	$11,377

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series TE	5.53%	2.88%	3.76%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg High Yield Municipal Bond Index	6.32%	2.66%	4.28%
50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index	2.95%	1.86%	3.32%
Bloomberg 1-Year Municipal Bond Index	2.71%	1.39%	1.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 157,830,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$157,830
# of Portfolio Holdings	222
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Municipal Bonds & Notes	88.5%
U.S. Government Agencies	4.2%
Corporate Bonds & Notes	0.7%
Affiliated Investments	6.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).